Insurance Contracts_Details Of Insurance Liabilities(Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)		Dec. 31, 2020 USD ($)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2018 KRW (₩)
Disclosure Of Types Of Insurance Contracts Line Items [Line Items]
Liabilities Arising From Insurance Contracts	₩ 54,415,296		$ 50,101,091	₩ 34,966,683	₩ 33,412,949
Premium reserve	48,255,485	[1]		30,790,854
Reserve for outstanding claims	3,140,315			2,401,509
Unearned premium reserve	1,869,713			1,528,275
Reserve for dividend to policyholders	170,684			146,839
Reserve for distribution of earnings to policyholders	56,301			51,103
Reserve for loss compensation on participating insurance	26,908			25,874
Guarantee reserve	895,890			22,229
Value Of Business Acquired VOBA	2,698,010
Non-life insurance
Disclosure Of Types Of Insurance Contracts Line Items [Line Items]
Liabilities Arising From Insurance Contracts	29,935,945			27,803,775
Premium reserve	24,990,530	[1]		23,799,607
Reserve for outstanding claims	2,885,006			2,297,256
Unearned premium reserve	1,859,367			1,522,827
Reserve for dividend to policyholders	129,660			117,094
Reserve for distribution of earnings to policyholders	51,292			46,901
Reserve for loss compensation on participating insurance	20,090			20,090
Guarantee reserve	0			0
Life insurance
Disclosure Of Types Of Insurance Contracts Line Items [Line Items]
Liabilities Arising From Insurance Contracts	24,476,029			7,159,500
Premium reserve	23,264,955	[1]		6,991,247
Reserve for outstanding claims	252,883			101,690
Unearned premium reserve	9,450			4,603
Reserve for dividend to policyholders	41,024			29,745
Reserve for distribution of earnings to policyholders	5,009			4,202
Reserve for loss compensation on participating insurance	6,818			5,784
Guarantee reserve	895,890			22,229
Others
Disclosure Of Types Of Insurance Contracts Line Items [Line Items]
Liabilities Arising From Insurance Contracts	3,322			3,407	₩ 4,400
Premium reserve	0	[1]		0
Reserve for outstanding claims	2,426			2,563
Unearned premium reserve	896			845
Reserve for dividend to policyholders	0			0
Reserve for distribution of earnings to policyholders	0			0
Reserve for loss compensation on participating insurance	0			0
Guarantee reserve	₩ 0			₩ 0

[1]	Negative VOBA amounting to KRW 2,698,010 million is included.